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                                               [LINCOLN FINANCIAL GROUP(R) LOGO]
                                               LINCOLN LIFE

JOHN L. REIZIAN
2ND VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE: (860) 466-1778
John.Reizian@LFG.com


VIA EDGAR

December 15, 2008

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re:    Lincoln Life Flexible Premium Variable Life Account Y
       The Lincoln National Life Insurance Company
       File No. 811-21028; CIK: 0001163403
       Initial Registration Statement, Form N-6

Dear Sir or Madam:

Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "American Legacy AssetEdge(SM) VUL."

This product is most similar to the Lincoln AssetEdge(SM) VUL (File No. 333-146507; 811-08557) issued by The Lincoln National Life Insurance Company. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with Lincoln AssetEdge(SM) VUL issued by The Lincoln National Life Insurance Company.

Please contact me at (860) 466 - 3833, with any questions or comments you may have with regard to this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
2nd  Vice President and Associate General Counsel